Finance income	3 Months Ended
Mar. 31, 2026
Finance income
Finance income

8.Finance income

	Three months ended
	March 31,	March 31,
	2026	2025(a)
	$'m	$'m

Net foreign exchange gain arising from financing - unrealized	102.8	7.9
Interest income - bank deposits	8.8	7.4
Other interest income(b)	5.0	—
Fair value gain on embedded options	—	2.9
Net foreign exchange gain arising from derivative instruments - unrealized	—	0.1
	116.6	18.3

(a)	The result for the period ended March 31, 2025 has been re-presented to reflect that the result of the Latam segment is now reported as a discontinued operation. See note 20.1 for more information.
(b)	Other interest income relates to the accrued interest on the vendor loan notes issued on the disposal of IHS Rwanda (see note 13).